LEASES - Maturities Of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LEASES
2025/2026	¥ 39,630		¥ 18,963
2026/2027	35,568		24,672
2027/2028	30,423		24,672
2028/2029	22,313		27,139
2029/2030	335		27,139
Total lease payment	128,269		122,585
Less: imputed interest	(5,950)		(8,112)
Present value of minimum operating lease payments	122,319		114,473
Less: Current operating lease liabilities	(36,764)		(16,103)
Long-term operating lease liabilities	¥ 85,555	$ 12,234	¥ 98,370